Lease - Summary of supplemental information related to operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	$ 6,357,265	$ 5,801,369
Non-cash right-of-use assets in exchange for new lease obligations: Operating leases	$ 1,021,178	$ 12,918,892
Weighted average remaining lease term: Operating leases	4 years	4 years
Weighted average discount rate: Operating leases	5.30%	5.40%